CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Rental income	$ 480,595	$ 20,273	$ 342,243	$ 6,750
Operating expenses:
Rental expenses	184,135	7,996	136,679	1,006
General and administrative	440,849	39,541	366,071	132,261
Legal and accounting	122,277	34,976	195,156	396,797
Interest expense	0	25,942	77,004	13,258
Amortization of discount on notes payable	0	140,814	563,253	56,530
Depreciation expense	99,500	4,200	74,800	1,400
Total operating expenses	846,761	253,469	1,412,963	601,252
Loss from continuing operations			(1,070,720)	(594,502)
Income from discontinued operations, net of taxes			0	334
Net loss	$ (366,166)	$ (233,196)	$ (1,070,720)	$ (594,168)
Net loss per share from continuing operations
(Basic and fully diluted) (in dollars per share)	$ 0.00	$ (0.03)	$ (0.04)	$ (0.06)
Net loss per share from discontinued operations
(Basic and fully diluted) (in dollars per share)			$ 0	$ 0
Weighted average number of common shares outstanding (in shares)	87,860,880	8,350,000	26,732,284	9,170,492